Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Schedule of Financing Receivables [Line Items]
Carried at fair value		¥ 804,315	¥ 805,141
Total		2,344,080	2,857,405
Total [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,539,765	2,052,264
Carried at fair value	[1]	804,315	805,141
Total		2,344,080	2,857,405
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		527,767	521,715
Carried at fair value	[1]
Total		527,767	521,715
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		340,175	296,833
Carried at fair value	[1]	18,255	8,905
Total		358,430	305,738
Inter-bank money market loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,382	865
Carried at fair value	[1]
Total		1,382	865
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		670,441	1,232,851
Carried at fair value	[1]	786,060	796,236
Total		¥ 1,456,501	¥ 2,029,087

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.